Reserve Funds (Details) - Schedule of reserve funds - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of reserve funds [Abstract]
Corporate bonds and loans (principally) – long-term marketable investments	[1]	$ 14,036
Cash and cash equivalents		21,987
Financial assets at fair value total		$ 36,023

[1]	Level 1 in the fair value hierarchy